CAPITAL STOCK AND STOCKHOLDER'S EQUITY (Details Textual) (USD $)	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended		121 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended					6 Months Ended	1 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended
	May 31, 2014	Feb. 28, 2014	Mar. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Feb. 28, 2014 Investor [Member]	Jun. 30, 2014 Investor [Member]	Feb. 28, 2014 Consultant [Member]	Jun. 30, 2014 Series A Warrant [Member]	Jun. 30, 2014 Series B Warrant [Member]	Jun. 30, 2014 Series C Warrant [Member]	Jun. 30, 2014 Series D Warrant [Member]	Jun. 30, 2014 Public Offering [Member]	Jun. 30, 2014 Private Placement [Member]	May 23, 2014 Series C Common Stock [Member]	Aug. 31, 2013 Equity Financing [Member]	Mar. 31, 2013 Equity Financing [Member]	Jan. 31, 2013 Equity Financing [Member]	Jan. 31, 2013 Equity Financing [Member]	Dec. 31, 2013 Equity Financing [Member]	Dec. 31, 2012 Equity Financing [Member]	Mar. 31, 2013 Equity Financing [Member] Maximum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	4,163,961			686,420		776,204					10,409,905						483,125	966,250		3,333,356
Warrant percentage to Common Stock		8.00%								4.00%	8.00%									8.00%
Placement Agent Fee Percentage on Gross Proceeds		8.00%								4.00%
Stock Issued During Period, Shares, Issued for Services		91,334										47,800
Stock Issued During Period, Value, Issued for Services		$ 127,000										$ 67,000
Number of Warrants Exercised					0	200,668	325,670	37,301
Proceeds from Warrant Exercises					0	217,000	405,000	691,000	1,221,000
Warrants Exercised On Cashless Basis						1,000,000	1,000,000	515,671
Shares Issued During Period Upon Exercise of Warrants						537,722	325,670	544,639			326,817									5,000,032
Proceeds from Issuance of Common Stock					3,000,000
Placement Agent Fees and Expense																	278,000
Other Expenses																	64,000
Reimbursement to Placement Agent					50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.41	$ 3.00							$ 1.15	$ 0.85	$ 0.85	$ 1.15				$ 1.75	$ 3.00				$ 3.00
Shares Issued, Price Per Share					$ 0.80													$ 0.80	$ 0.80
Proceeds From Options And Warrant Exercises							404,000	691,000
Stock Issued During Period New Issues Price Per Share																				$ 1.50
Beneficially Interest Percentage																				4.99%					4.99%
Discretionary Increase Percentage																				9.99%					9.99%
Stock Units Components Description																				each unit consisting of (i) one share of the Companys common stock and (ii) one common stock purchase warrant.	adjust the price per unit from $2.20 to $1.773				Each unit consists of: (i) one share of common stock, and (ii) one common stock purchase warrant
Warrants Expiration Period							6 months													5 years					5 years
Commission Percentage On Gross Proceeds																				8.00%				2.00%
Non Accountable Expense To Placement Agent																				100,001
Warrants To Purchase Of Common Stock																				266,668
Legal And Due Diligence Cost																				35,000
Payments for Commissions																				400,003
Additional Placement Agent Fees																				(i) a cash fee of 4% of gross proceeds received from the exercise of the warrants, and (ii) additional transaction fees equal to 8% of gross proceeds and 8% warrant coverage for any future investment by one of the investors in the Company for a period of 12 months following the closing of the offering
Partial Liquidated Damages Fee Percentage																				1.50%	0.50%					6.00%
Stock Issued During Period Shares Stock Options And Warrant Issued																					557,256	104,095
Stock Issued During Period Price Per Share Stock Options And Warrant																					$ 1.773		$ 2.20
Proceeds From Issuance Common Stock And Warrants																					1,000,000		200,000
Stock Issued During Period Shares Adjust Price Per Unit																					96,443
Placement Agent And Finders Fees Incurred																					$ 37,000
Common Stock Purchase Warrants Issued Shares			686,420																		18,410